Fees Summary	Nov. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 799,896,000.00
Previously Paid Amount	0.00
Total Fee Amount	110,465.64
Total Offset Amount	0.00
Net Fee	110,465.64
Narrative - Max Aggregate Offering Price	$ 799,896,000.00
Final Prospectus	true